Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2026
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

The Company’s intangible assets consisted of the following:

	March 31, 2026	December 31, 2025
Brands	$173,619	$175,649
Software development costs	1,099,732	1,083,801
Customer relationships	1,597,277	1,599,386
Computer software	44,197	46,241
Gross carrying value	$2,914,825	$2,905,077

Brands	142,022	139,345
Software development costs	845,862	823,006
Customer relationships	1,051,622	1,026,285
Computer software	42,428	42,391
Accumulated amortization	$2,081,934	$2,031,027
Intangible assets, net	$832,891	$874,050